Fair Value Measurements - Schedule of Fair Value of Significant Unobservable Inputs Using Valuation Techniques (Detail)	Dec. 31, 2021 yr
Volatility | Datavant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	100.00%
Volatility | Earnout Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	80.60%
Volatility | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	32.50%
Risk-free rate | Datavant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	0.41%
Risk-free rate | Earnout Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	1.22%
Risk-free rate | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Asset Measurement Input	1.22%
Term (in years) | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	4.75